TAXATION - Deferred Tax Assets and Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating losses	$ 10,208	$ 11,663
Share issuance costs	7,209	616
Share based compensation	344	210
Debt discount	424
Finance expenses	2,488
Inventory	666	2,032
Lease liabilities	6,242	1,170
Capital loss carryforward	8,704
Other assets	1,155	1,153
Total deferred tax assets	37,440	16,844
Deferred tax liabilities
Depreciation	(7,336)	(7,846)
Amortization	(52,668)	(63,320)
Debt financing costs	(3,382)	(584)
Other liabilities	(16)	(40)
Total deferred tax liabilities	(63,402)	(71,790)
Valuation allowance	(24,801)	(10,019)
Net deferred tax liability	(50,763)	(64,965)
Increase in valuation allowance	14,782	1,235
Net operating loss carryforwards subject to expiration	30,451
Federal Net operating lossess	10,986
State net operating losses	17,765
Uncertain tax position liabilities	136,719	0
Total liabilities for interest and penalties	25,220	$ 9,762
Federal
Deferred tax liabilities
Net operating loss carryforwards subject to expiration	15,732
State and Local Jurisdiction
Deferred tax liabilities
Net operating loss carryforwards subject to expiration	$ 33,616